Main items related to operating activities - Valuation allowances and overdue receivables (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Main items related to operating activities
Overdue receivables	$ 4,482	$ 4,197	$ 3,760
Due in less than 90 days
Main items related to operating activities
Overdue receivables	2,844	2,140	2,089
Due between 90 days and 6 months
Main items related to operating activities
Overdue receivables	260	239	357
Due between 6 and 12 months
Main items related to operating activities
Overdue receivables	556	553	402
Due after 12 months
Main items related to operating activities
Overdue receivables	823	1,265	912
Accounts receivable
Changes in the valuation allowance on "Accounts receivable" and "Other current assets"
Valuation allowance as of the beginning of the period	(831)	(674)	(624)
Increase (net)	(24)	(107)	(89)
Currency translation adjustments and other variations	62	(50)	39
Valuation allowance as of the end of the period	(793)	(831)	(674)
Other current assets
Changes in the valuation allowance on "Accounts receivable" and "Other current assets"
Valuation allowance as of the beginning of the period	(275)	(335)	(573)
Increase (net)	(10)	37	(46)
Currency translation adjustments and other variations	17	23	284
Valuation allowance as of the end of the period	$ (268)	$ (275)	$ (335)